PROMISSORY NOTE PAYABLE (Q2) (Details) - USD ($)			3 Months Ended		6 Months Ended
		Apr. 15, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Promissory note original issue discount			$ 58,100		$ 58,100
Warrant to purchase shares of common stock (in shares)		361,516						1,571,428
Warrants exercise price (in dollars per share)							$ 0.35
Warrants expiration date					Apr. 30, 2020
Initial Principal Amount			$ 550,000		$ 550,000
Conversion Price (in dollars per share)	[1]		$ 0		$ 0
Principal Balance			$ 550,000		$ 550,000
Unamortized Debt Discount			58,100		58,100
Unamortized Debt Issuance Costs					41,897
Carrying Value			450,003		450,003
Accrued interest from promissory note and convertible notes payable			11,764	$ 5,952	11,764	$ 19,897
Amortization of debt discount on promissory note and convertible note			11,035	$ 2,655	11,035	$ (78,630)
2014 (Six Months)			225,000		225,000
2015			325,000		325,000
2016			0		0
2017			0		0
2018			0		0
April 2015 Note [Member]
Debt Instrument [Line Items]
Promissory note original issue discount			58,100		58,100
Initial Principal Amount			$ 550,000		$ 550,000
Interest Rate (in hundredths)			10.00%		10.00%
Maturity Date					Aug. 12, 2016
Conversion Price (in dollars per share)	[1]		$ 0		$ 0
Principal Balance			$ 550,000		$ 550,000
Unamortized Debt Discount			58,100		58,100
Unamortized Debt Issuance Costs					41,897
Carrying Value			450,003		450,003
2014 (Six Months)			225,000		225,000
2015			325,000		325,000
2016			0		0
2017			0		0
2018			$ 0		$ 0
Inter Mountain Capital Corp [Member]
Debt Instrument [Line Items]
Promissory note original issue discount		$ 50,000
Purchase price for promissory note		500,000
Promissory note monthly installment payments		$ 45,000
Monthly installment payments commencing period		120 days
Notes prepayment percentage (in hundredths)		120.00%
Notes repayment default amount		$ 100,000
Judgement stay period on note default		30 days
Increase in interest rate (in hundredths)		18.00%
Warrant to purchase shares of common stock (in shares)		194,118
Warrants exercise price (in dollars per share)		$ 0.85
Warrants expiration date		Apr. 30, 2020
Maximum number of days with in which registration statement should be declared		120 days
Number of days for registration effective for a period		180 days
Unamortized Debt Discount		$ 50,000
Inter Mountain Capital Corp [Member] | Conversion Condition One [Member]
Debt Instrument [Line Items]
Average percentage of three lowest volume weighted average price (in hundredths)		80.00%
Number of trading days in conversion		20 days
Inter Mountain Capital Corp [Member] | Conversion Condition Two [Member]
Debt Instrument [Line Items]
Weighted average price of common stock (in dollars per share)		$ 0.05
Average percentage of three lowest volume weighted average price (in hundredths)		70.00%
Number of trading days in conversion		20 days

[1]	As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock. If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.